Organization and Principal Activities (Tables)	12 Months Ended
Jun. 30, 2022
Accounting Policies [Abstract]
Schedule of consolidated financial statements
	Date of incorporation	Place of incorporation	Percentage of ownership	Principal activities
The Company	January 3, 2020	Cayman Islands	100%	Parent Holding
Wholly owned subsidiaries
Pop HK	January 20, 2020	Hong Kong	100%	Investment holding
WFOE	March 13, 2020	PRC	100%	WFOE, consultancy and information technology support
Pop Culture Global Operations Inc.	December 3, 2021	California	100%	Overseas hip-hop resource integration and business development
Xiamen Pop Investment Co., Ltd.	January 25, 2022	PRC	60% owned by Heliheng; 40% owned by the VIE	Cross-border funds management
Fujian Pupu Shuzhi Sports Industry Development Co., Ltd. (“Shuzhi Sports”)	July 21, 2022	PRC	100%	Holding sports performance activities
VIE
Pop Culture	March 29, 2007	PRC	VIE	Event planning, execution, and hosting
VIE’s subsidiaries
Pupu Sibo	March 30, 2017	PRC	100% owned by VIE	Event planning and execution
Pop Network	June 6, 2017	PRC	100% owned by VIE	Marketing
Guangzhou Shuzhi	December 19, 2018	PRC	100% owned by VIE	Event planning and execution
Shenzhen Pop	January 17, 2020	PRC	100% owned by VIE	Event planning and execution
Pop Sikai	August 18, 2020	PRC	51% owned by VIE	Event planning and execution
Pupu Digital	June 20, 2022	PRC	100% owned by the VIE	Cultural technology
Hualiu Digital	April 14, 2022	PRC	100% owned by the VIE	Acting broker and self-branding development
Zhongpu Shuyuan (Xiamen) Digital Technology Co., Ltd.	March 30, 2022	PRC	51% owned by the VIE	Digital collection and Metaverse
Xiamen Qiqin Technology Co., Ltd.	April 12, 2022	PRC	51% owned by the VIE	IPC License
Shenzhen Jam Box Technology Co., Ltd. (“Shenzhen Jam box”)	November 18, 2021	PRC	60% owned by the VIE	Event planning and execution
Xiamen Pop Shuzhi Culture Communication Co., Ltd.	May 16, 2022	PRC	100% owned by the VIE	Online and offline advertising marketing and exhibitions
Fujian Shuzhi Fuxin Exhibition Co., Ltd.	May 18, 2022	PRC	51% owned by the VIE	Online and offline advertising marketing and exhibitions

Schedule of financial statement amounts and balances of the VIE and its subsidiaries
	As of June 30,
	2022	2021

Total assets	$30,147,583	$33,067,159
Total liabilities	$11,110,127	$14,874,342

Schedule of income and cash flows
	For the years ended June 30,
	2022	2021	2020

Total revenue	$24,761,112	$24,871,302	$15,688,080
Net income	$1,882,512	$4,571,795	$2,944,550

Net cash used in operating activities	$(22,495,295)	$(3,310,074)	$(2,255,959)
Net cash (used in) provided by investing activities	$(82,733)	$-	$3,261
Net cash provided by financing activities	$10,463,813	$4,378,228	$1,777,271